Average Annual Total Returns - Spectrum Preferred and Capital Securities Income Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class J 1 Year	Class J 5 Years	Class J 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Class R-1 1 Year	Class R-1 5 Years	Class R-1 10 Years	Class R-3 1 Year	Class R-3 5 Years	Class R-3 10 Years	Class R-4 1 Year	Class R-4 5 Years	Class R-4 10 Years	Class R-5 1 Year	Class R-5 5 Years	Class R-5 10 Years	Class R-6 1 Year	Class R-6 5 Years	Class R-6 10 Years	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) 1 Year	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) 5 Years	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	1.29%	5.01%	6.14%	0.08%	3.54%	4.30%	1.26%	3.50%	4.22%	3.42%	5.04%	5.75%	4.20%	5.82%	6.46%	5.45%	6.08%	6.85%	4.66%	5.27%	5.99%	4.98%	5.59%	6.31%	5.21%	5.81%	6.51%	5.31%	5.91%	6.65%	5.56%	6.13%	6.82%	7.61%	6.92%	none